Stockholders' Equity (Components Of Accumulated Other Comprehensive Loss) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Mar. 31, 2013		Dec. 31, 2012
Stockholders' Equity [Abstract]
Changes in benefit plan net gain/(loss) and prior service (cost)/credit, Gross Unrealized	$ (53.7)		$ (49.4)
Foreign currency translation adjustments, Gross Unrealized	(22.7)		(24.3)
Changes in fair values of derivatives qualifying as cash flow hedges, Gross Unrealized	(0.2)		(0.2)
Unrealized net gains (losses) on available for sale securities, Gross Unrealized	0.6		0.2
Total accumulated other comprehensive loss, Gross Unrealized	(76.0)		(73.7)
Foreign currency translation adjustments, Income Taxes	0.2		0.2
Unrealized net gains (losses) on available for sale securities, Income Taxes	(0.2)		(0.1)
Total accumulated other comprehensive loss, Income Taxes			0.1
Changes in benefit plan net gain/(loss) and prior service (cost)/credit, Net Unrealized	(53.7)		(49.4)
Foreign currency translation adjustments, Net Unrealized	(22.5)		(24.1)
Changes in fair values of derivatives qualifying as cash flow hedges, Net Unrealized	(0.2)		(0.2)
Unrealized net gains (losses) on available for sale securities, Net Unrealized	0.4		0.1
Total accumulated other comprehensive loss, Net Unrealized	$ (76.0)	[1]	$ (73.6)	[1]	$ (83.3)	[1]	$ (77.7)	[1]

[1]	All amounts are net-of-tax.